Long-term debt (Details Narrative)	12 Months Ended
	Aug. 31, 2021 USD ($)	Aug. 31, 2021 EUR (€)	Aug. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Interest expense	$ 1,399,721		$ 908,766
Unsecured [member]
IfrsStatementLineItems [Line Items]
Maturity	matures on June 30, 2022	matures on June 30, 2022
Interest rate	0.00%
Loan received	$ 96,664		230,932
Interest expense	$ 28,123		$ 16,239
Discount rate	10.00%
Repayment of loans	$ 106,330	€ 90,000